Significant accounting policies - New accounting policies and disclosures (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant accounting policies
Operating lease commitments		€ 3,004	€ 1,526	€ 2,098
Short term leases		€ 100
Right-of-use assets	€ 2,800
Lease liabilities	2,800
Repayments of lease liabilities	€ 1,100